SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10

Grant date	January 4, 2010	January 3, 2011	January 3, 2012	January 2, 2013	January 2, 2014	January 2, 2015

Options outstanding as of October 1, 2013	120,000	115,000	365,000	360,000	-	-
Number of options granted	-	-	-	-	350,000	-
Options exercised	-	-	-	-	-
Options expired	-		-	-	-	-

Options outstanding as of September 30, 2014	120,000	115,000	365,000	360,000	350,000	-
Number of options granted	-	-	-			195,000
Options cancelled/expired	(120,000)	-	(5,000)	(5,000)	(5,000)	-
Outstanding as of September 30, 2015	-	115,000	360,000	355,000	345,000	195,000

Options vested and exercisable
At September 30, 2014	120,000	115,000	365,000	360,000	350,000	-

At September 30, 2015	-	115,000	360,000	355,000	345,000	195,000

Weighted average fair value at the grant date (USD)	7.20	6.08	1.45	0.76	0.65	0.75

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranch 10

Exercise price (US$)	12.23	10.84	2.55	1.44	1.27	1.48
Average risk-free interest rate	1.66%	1.03%	0.40%	0.37%	0.76%	1.07%
Expected option life (year)	3	3	3	3	3	3
Volatility rate	92.81%	88.03%	90.30%	81.98%	79.20%	79.67%
Dividend yield	-	-	-	-	-	-